Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 84,487	$ 184,596
Accounts receivable	458,896	357,233
Other receivables	383,349	319,616
Prepaid expenses and other current assets	1,055	2,216
Total current assets	927,787	863,661
Non-current assets:
Leasehold improvements and equipment, net	16,371	30,397
Operating lease right-of-use assets	545,745	453,708
Total non-current assets	562,116	484,105
Total assets	1,489,903	1,347,766
Current liabilities:
Deferred revenue	306,785	119,028
Accounts payable, other payables and accruals	367,736	228,642
Current operating lease liabilities	214,758	162,178
Income tax payable		314
Amount due to related parties	704,980	674,537
Total current liabilities	1,594,259	1,184,699
Non-current liabilities:
Non-current operating lease liabilities	330,987	291,530
Total non-current liabilities	330,987	291,530
Total liabilities	1,925,246	1,476,229
Equity (deficit)
Share capital ($0.0001 par value, 302,734,900 shares issued and outstanding for the year ended December 31, 2022 and 2021)	30,273	30,273
Additional paid-in capital	(1,140)	(1,140)
Foreign currency translation reserve	9,851	33,455
(Accumulated loss) Retained earnings	(472,503)	(191,051)
Non-controlling interest	(1,824)
Total equity	(435,343)	(128,463)
Total liabilities and equity	$ 1,489,903	$ 1,347,766